Statements of Consolidated Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Statement [Abstract]
Net sales		$ 11,855,602		$ 11,339,304		$ 11,129,533
Cost of goods sold		5,933,337		5,780,078		5,965,049
Gross profit		$ 5,922,265		$ 5,559,226		$ 5,164,484
Percent to net sales		50.00%		49.00%		46.40%
Selling, general and administrative expenses		$ 4,159,435		$ 3,913,518		$ 3,822,966
Percent to net sales		35.10%		34.50%		34.30%
Other general expense - net		$ 12,368		$ 30,268		$ 37,482
Impairment of goodwill and trademarks		10,688
Interest expense	[1]	154,088		61,791		64,205
Interest and net investment income		(4,960)		(1,399)		(2,995)
Other (income) expense - net		(4,587)		6,082		(15,400)
Income before income taxes		1,595,233		1,548,966		1,258,226
Income taxes		462,530		495,117		392,339
Net income		$ 1,132,703	[2]	$ 1,053,849		$ 865,887
Net income per common share:
Basic (in dollars per share)	[3]	$ 12.33	[2],[4]	$ 11.43	[4]	$ 9.00
Diluted (in dollars per share)	[3]	$ 11.99	[2],[4]	$ 11.15	[4]	$ 8.77

[1]	Includes costs associated with the anticipated acquisition of Valspar totaling $72.8 million.
[2]	First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.
[3]	Presented under the treasury stock method. See Note 15.
[4]	Presented under the treasury stock method. See Note 15.